Deferred government grants (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of deferred government grants

	June 30, 2026	June 30, 2025
Beginning of the period	$-	-
Government grants received	2,273	-
Government grants income recognized	(71)	-
Foreign currency impact	77
Balance, end of the period	$2,280	-

Current	118	-
Non-current	2,162	-
	$2,280	-